FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net Revenue	R$ 53,805,028		R$ 48,343,305	R$ 39,469,700
Cost of Sales	45,672,376		38,650,772	30,505,478
Other Comprehensive Income	(2,636,867)		(53,449)	R$ 995,898
Other Comprehensive Income	(1,353,758)		(1,812,726)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue	53,805,028		48,343,305
Cash Flow Hedgesand Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales	(45,672,376)		(38,177,609)
Interests on loans and borrowings	(1,570,190)		(1,681,078)
Interest rate derivatives result	(281,453)		(33,084)
Interest rate derivatives result	474,052		(408,269)
Interest rate derivatives result	(899,953)
Foreign exchange derivatives result	(138,218)		157,573
Interest rate derivatives result	(2,415,762)		(1,964,858)
Other Comprehensive Income	506,245	[1]	(318,469)
Asset / (Liability) net	(126,019)		(223,949)
Other Comprehensive Income	(820,866)	[2]	(1,327,112)
Inventories	(18,853)		531,732
Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability) net	(123,707)		7,170
Cash Flow Hedgesand Fair Value [Member] | Not Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability) net	(2,312)		(231,119)
Cash Flow Hedgesand Fair Value [Member] | Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	(26,637)		(111,538)
Other Comprehensive Income	81,073	[3]	107,710
Cash Flow Hedgesand Fair Value [Member] | Non Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	(103,686)		(444,953)
Other Comprehensive Income	(548,639)		(444,953)
Cash Flow Hedgesand Fair Value [Member] | Non Derivative Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	548,639		334,577
Other Comprehensive Income	(353,300)		(548,640)
Cash Flow Hedgesand Fair Value [Member] | Non Derivative Instruments Non Current 1 [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	87,929		(96,555)
Other Comprehensive Income			(441,229)
Cash Flow Hedgesand Fair Value [Member] | Derivative Result [Member]
IfrsStatementLineItems [Line Items]
Inventories	(18,853)		531,732
Net Sales [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue	54,047,327		48,327,703
Derivatives Result [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue	202,655		15,602
Derivatives Result [Member] | Cash Flow Hedgesand Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales	(437,324)		(318,821)
Non Derivatives Result [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue	(444,954)
Cost Of Sales One [Member] | Cash Flow Hedgesand Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales	(45,235,052)		(37,858,788)
Foreign Exchange One [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue	53,805,028		48,343,305
Interest rate derivatives result	474,052		(408,269)
Interest rate derivatives result	(899,953)
Foreign exchange derivatives result	(138,218)		157,573
Interest rate derivatives result	(564,119)		(250,696)
Other Comprehensive Income	566,593	[1]	(250,909)
Asset / (Liability) net	44,339		(241,461)
Other Comprehensive Income	(864,264)	[2]	(1,430,858)
Foreign Exchange One [Member] | Cash flow hedges [member] | Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability) net	46,651		(10,342)
Foreign Exchange One [Member] | Cash flow hedges [member] | Not Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability) net	(2,312)		(231,119)
Foreign Exchange One [Member] | Cash flow hedges [member] | Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	33,711		(43,978)
Other Comprehensive Income	37,675	[3]	3,964
Foreign Exchange One [Member] | Cash flow hedges [member] | Non Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	(103,686)		(444,953)
Other Comprehensive Income	(548,639)		(444,953)
Foreign Exchange One [Member] | Cash flow hedges [member] | Non Derivative Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	548,639		334,577
Other Comprehensive Income	(353,300)		(548,640)
Foreign Exchange One [Member] | Cash flow hedges [member] | Non Derivative Instruments Non Current 1 [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	87,929		(96,555)
Other Comprehensive Income			(441,229)
Foreign Exchange One [Member] | Net Sales [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue	54,047,327		48,327,703
Foreign Exchange One [Member] | Derivatives Result [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue	202,655		15,602
Foreign Exchange One [Member] | Non Derivatives Result [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue	(444,954)
Commodities [Member] | Cash Flow Hedgesand Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales	(45,672,376)		(38,177,609)
Other Comprehensive Income	(60,348)	[1]	(67,560)
Asset / (Liability) net	26,760		47,620
Other Comprehensive Income	43,398	[2]	103,746
Inventories	(18,853)		531,732
Commodities [Member] | Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability) net	26,760		47,620
Commodities [Member] | Cash Flow Hedgesand Fair Value [Member] | Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	(60,348)		(67,560)
Other Comprehensive Income	43,398	[3]	103,746
Commodities [Member] | Cash Flow Hedgesand Fair Value [Member] | Derivative Result [Member]
IfrsStatementLineItems [Line Items]
Inventories	(18,853)		531,732
Commodities [Member] | Derivatives Result [Member] | Cash Flow Hedgesand Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales	(437,324)		(318,821)
Commodities [Member] | Cost Of Sales One [Member] | Cash Flow Hedgesand Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales	(45,235,052)		(37,858,788)
Interest Rate [Member] | Cash Flow Hedgesand Fair Value [Member]
IfrsStatementLineItems [Line Items]
Interests on loans and borrowings	(1,570,190)		(1,681,078)
Interest rate derivatives result	(281,453)		(33,084)
Interest rate derivatives result	(1,851,643)		(1,714,162)
Asset / (Liability) net	(197,118)		(30,108)
Interest Rate [Member] | Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability) net	R$ (197,118)		R$ (30,108)

[1]	All effects are presents gross of taxes.
[2]	All effects are presented gross of taxes.
[3]	Includes R$4,127 related to the time value of the commodity options contracts.